UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07527

                                  TURNER FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                         1205 Westlakes Drive, Suite 100
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                                  Turner Funds
                                 P.O. Box 219805
                           Kansas City, MO 64121-9805
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-224-6312

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2008

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

-------------------------------------------------------------
SCHEDULE OF INVESTMENTS
TURNER CONCENTRATED GROWTH FUND
December 31, 2007 (Unaudited)

                                                       Value
                                           Shares      (000)
-------------------------------------------------------------
 COMMON STOCK -- 98.1%++
-------------------------------------------------------------
 CONSUMER DISCRETIONARY  -- 7.7%
-------------------------------------------------------------
 Amazon.com *                               37,090   $  3,436
 Under Armour, Cl A *                       56,450      2,465
                                                     --------

 Total Consumer discretionary                           5,901
                                                     --------
-------------------------------------------------------------
 CONSUMER STAPLES  -- 8.0%
-------------------------------------------------------------
 Bunge                                      22,660      2,638
 Coca-Cola                                  56,630      3,475
                                                     --------

 Total Consumer staples                                 6,113
                                                     --------
-------------------------------------------------------------
 FINANCIALS  -- 7.7%
-------------------------------------------------------------
 CME Group                                   4,060      2,785
 Goldman Sachs Group                        14,690      3,159
                                                     --------

 Total Financials                                       5,944
                                                     --------
-------------------------------------------------------------
 HEALTH CARE  -- 13.6%
-------------------------------------------------------------
 Genzyme *                                  36,670      2,730
 Gilead Sciences *                          54,890      2,525
 Intuitive Surgical *                        7,720      2,505
 Merck                                      45,550      2,647
                                                     --------

 Total Health care                                     10,407
                                                     --------
-------------------------------------------------------------
 INDUSTRIALS  -- 16.5%
-------------------------------------------------------------
 ABB ADR                                    88,620      2,552
 Boeing                                     38,810      3,395
 Deere                                      27,740      2,583
 First Solar *                              15,410      4,117
                                                     --------

 Total Industrials                                     12,647
                                                     --------
-------------------------------------------------------------
 INFORMATION TECHNOLOGY  -- 40.6%
-------------------------------------------------------------
 Apple *                                    17,330      3,433
 Applied Materials                         190,640      3,386
 Google, Cl A *                              6,070      4,197
 Intel                                     155,770      4,153
 Juniper Networks *                         54,460      1,808
 MEMC Electronic Materials *                30,930      2,737
 Microsoft                                  92,400      3,289
 Nokia ADR                                  89,470      3,435
 Seagate Technology                        112,120      2,859
 VMware, Cl A *                             21,800      1,853
                                                     --------

 Total Information technology                          31,150
                                                     --------
-------------------------------------------------------------
 MATERIALS  -- 4.0%
-------------------------------------------------------------
 Monsanto                                   27,220      3,040
                                                     --------

 Total Materials                                        3,040
                                                     --------
-------------------------------------------------------------

 TOTAL COMMON STOCK
    (COST $63,712)                                     75,202
=============================================================

                                                       Value
                                           Shares      (000)
-------------------------------------------------------------
 CASH EQUIVALENT -- 1.0%
-------------------------------------------------------------
 BlackRock TempCash Fund
  Institutional Shares, 4.800% **          803,920   $    804
-------------------------------------------------------------

 TOTAL CASH EQUIVALENT
    (COST $804)                                           804
=============================================================
-------------------------------------------------------------
 TOTAL INVESTMENTS  -- 99.1%
    (COST $64,516)+                             $      76,006
=============================================================
Percentages are based on Net Assets of $76,671.***

*        Non-income producing security.
**       Rate shown is the 7-day effective yield as of December 31, 2007.
***      Numbers have been rounded to the nearest thousand.
ADR -- American Depositary Receipt
Cl-- Class

+ At December 31, 2007, the tax basis cost of the Fund's investments was $64,529, and the unrealized appreciation and depreciation were $12,763 and $(1,286), respectively.***
++ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

-------------------------------------------------------------
SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH FUND
December 31, 2007 (Unaudited)

                                                       Value
                                           Shares      (000)
-------------------------------------------------------------
 COMMON STOCK -- 96.8%
-------------------------------------------------------------
 CONSUMER DISCRETIONARY  -- 5.5%
-------------------------------------------------------------
 Amazon.com *                               60,800  $   5,633
 Apollo Group, Cl A *                       67,710      4,750
 Daimler                                    47,430      4,536
 GameStop, Cl A *                           68,820      4,274
 Johnson Controls                           92,500      3,334
 Las Vegas Sands *                          49,460      5,097
 Yum! Brands                               108,870      4,166
                                                    ---------

 Total Consumer discretionary                          31,790
                                                    ---------
-------------------------------------------------------------
 CONSUMER STAPLES  -- 8.5%
-------------------------------------------------------------
 Archer-Daniels-Midland                    113,260      5,259
 Bunge                                      46,120      5,369
 Coca-Cola                                 271,260     16,647
 Colgate-Palmolive                          61,470      4,792
 Diageo ADR                                 53,970      4,632
 PepsiCo                                   159,780     12,127
                                                    ---------

 Total Consumer staples                                48,826
                                                    ---------
-------------------------------------------------------------
 ENERGY  -- 10.9%
-------------------------------------------------------------
 Cameron International *                   199,420      9,598
 Consol Energy                             165,340     11,825
 Diamond Offshore Drilling                  60,560      8,600
 Petroleo Brasileiro ADR                    74,250      8,557
 Southwestern Energy *                      91,820      5,116
 Williams                                  272,720      9,758
 XTO Energy                                189,822      9,749
                                                    ---------

 Total Energy                                          63,203
                                                    ---------
-------------------------------------------------------------
 FINANCIALS  -- 15.8%
-------------------------------------------------------------
 Aflac                                     175,100     10,967
 AON                                       136,540      6,512
 BlackRock, Cl A                            25,620      5,554
 Charles Schwab                            419,470     10,717
 CME Group                                  15,700     10,770
 Goldman Sachs Group                        50,260     10,808
 IntercontinentalExchange *                 50,060      9,637
 Northern Trust                             87,380      6,692
 Nymex Holdings                             64,930      8,675
 T. Rowe Price Group                       181,680     11,061
                                                    ---------

 Total Financials                                      91,393
                                                    ---------
-------------------------------------------------------------
 HEALTH CARE  -- 11.8%
-------------------------------------------------------------
 Allergan                                   98,840      6,349
 Baxter International                      145,830      8,465
 Genzyme *                                  61,360      4,568
 Gilead Sciences *                         199,650      9,186
 Intuitive Surgical *                       14,600      4,738
 Medco Health Solutions *                   62,110      6,298
 Merck                                     225,340     13,094
 Shire ADR                                  68,480      4,722

                                                       Value
                                           Shares      (000)
-------------------------------------------------------------
 Thermo Fisher Scientific *                103,520  $   5,971
 Waters *                                   58,540      4,629
                                                    ---------

 Total Health care                                     68,020
                                                    ---------
-------------------------------------------------------------
 INDUSTRIALS  -- 11.7%
-------------------------------------------------------------
 ABB ADR                                   226,730      6,530
 Chicago Bridge & Iron GDR, NY
    Shares                                  96,440      5,829
 Deere                                     106,360      9,904
 Roper Industries                           72,530      4,536
 Siemens ADR                                76,880     12,098
 Sunpower, Cl A *                           64,220      8,373
 Suntech Power Holdings ADR *               38,990      3,210
 Textron                                   169,350     12,074
 Union Pacific                              40,580      5,098
                                                    ---------

 Total Industrials                                     67,652
                                                    ---------
-------------------------------------------------------------
 INFORMATION TECHNOLOGY  -- 23.3%
-------------------------------------------------------------
 Apple *                                    79,560     15,759
 Applied Materials                         436,720      7,756
 Cisco Systems *                           551,330     14,924
 Electronic Arts *                          71,840      4,196
 Google, Cl A *                             34,370     23,766
 Intel                                     799,460     21,314
 Mastercard, Cl A                           51,890     11,167
 Microsoft                                 676,280     24,076
 Nintendo ADR                               65,420      4,897
 VeriSign *                                100,400      3,776
 VMware, Cl A *                             34,330      2,918
                                                    ---------

 Total Information technology                         134,549
                                                    ---------
-------------------------------------------------------------
 MATERIALS  -- 2.7%
-------------------------------------------------------------
 Monsanto                                  101,190     11,302
 Mosaic *                                   47,510      4,482
                                                    ---------

 Total Materials                                       15,784
                                                    ---------
-------------------------------------------------------------
 TELECOMMUNICATION SERVICES  -- 3.7%
-------------------------------------------------------------
 AT&T                                      138,180      5,743
 Millicom International Cellular *          50,398      5,944
 Vimpel-Communications ADR                 228,205      9,493
                                                    ---------

 Total Telecommunication services                      21,180
                                                    ---------
-------------------------------------------------------------
 UTILITIES  -- 2.9%
-------------------------------------------------------------
 Constellation Energy Group                 94,860      9,726
 NRG Energy *                              157,040      6,806
                                                    ---------

 Total Utilities                                       16,532
                                                    ---------
-------------------------------------------------------------

 TOTAL COMMON STOCK
    (COST $497,102)                                   558,929
=============================================================

-------------------------------------------------------------
SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH FUND
December 31, 2007 (Unaudited)

                                                       Value
                                           Shares      (000)
-------------------------------------------------------------
 CASH EQUIVALENT -- 2.6%
-------------------------------------------------------------
 BlackRock TempCash Fund
  Institutional Shares, 4.800% **       14,799,786  $  14,800
-------------------------------------------------------------

 TOTAL CASH EQUIVALENT
    (COST $14,800)                                     14,800
=============================================================
-------------------------------------------------------------
 TOTAL INVESTMENTS  -- 99.4%
    (COST $511,902)+                                $ 573,729
=============================================================
Percentages are based on Net Assets of $577,393.***

*        Non-income producing security.
**       Rate shown is the 7-day effective yield as of December 31, 2007.
***      Numbers have been rounded to the nearest thousand.
ADR-- American Depositary Receipt
Cl-- Class
GDR-- Global Depositary Receipt
NY-- New York

+ At December 31, 2007, the tax basis cost of the Fund's investments was $512,213, and the unrealized appreciation and depreciation were $67,515 and $(5,999), respectively.***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

-------------------------------------------------------------
SCHEDULE OF INVESTMENTS
TURNER EMERGING GROWTH FUND
December 31, 2007 (Unaudited)

                                                       Value
                                           Shares      (000)
-------------------------------------------------------------
 COMMON STOCK -- 84.4%
-------------------------------------------------------------
 CONSUMER DISCRETIONARY  -- 7.1%
-------------------------------------------------------------
 American Public Education *                36,110  $   1,509
 California Pizza Kitchen *                241,830      3,765
 Deckers Outdoor *                         166,080     25,752
 DG FastChannel *                          114,890      2,946
 Great Wolf Resorts *                      248,286      2,436
 New Oriental Education & Technology
    Group ADR *                             54,570      4,398
 Universal Electronics *                    96,600      3,230
 Volcom *                                  109,340      2,409
                                                    ---------

 Total Consumer discretionary                          46,445
                                                    ---------
-------------------------------------------------------------
 CONSUMER STAPLES  -- 1.2%
-------------------------------------------------------------
 Andersons                                  91,240      4,087
 Boston Beer, Cl A *                        78,904      2,971
 Smart Balance *                            55,790        610
                                                    ---------

 Total Consumer staples                                 7,668
                                                    ---------
-------------------------------------------------------------
 ENERGY  -- 15.2%
-------------------------------------------------------------
 Bolt Technology * #                        94,550      3,591
 Carrizo Oil & Gas *                       145,170      7,948
 Dawson Geophysical *                       82,820      5,918
 ION Geophysical *                         354,730      5,598
 Lufkin Industries                          55,260      3,166
 NATCO Group, Cl A *                       171,095      9,265
 Oceaneering International *               137,230      9,242
 Penn Virginia                             190,740      8,322
 PetroHawk Energy *                        530,454      9,182
 Petroleum Development *                    52,760      3,120
 StealthGas                                143,010      1,942
 T-3 Energy Services *                     121,040      5,690
 Trico Marine Services *                    79,990      2,961
 W-H Energy Services *                     155,800      8,758
 Willbros Group *                          372,092     14,247
                                                    ---------

 Total Energy                                          98,950
                                                    ---------
-------------------------------------------------------------
 FINANCIALS  -- 4.2%
-------------------------------------------------------------
 American Physicians Capital               133,760      5,546
 Boston Private Financial Holdings         133,080      3,604
 Harleysville Group                         96,680      3,420
 IBERIABANK                                 57,480      2,687
 Meadowbrook Insurance Group *             334,740      3,150
 National Interstate                        54,100      1,791
 Navigators Group *                        107,460      6,985
                                                    ---------

 Total Financials                                      27,183
                                                    ---------
-------------------------------------------------------------
 HEALTH CARE  -- 15.1%
-------------------------------------------------------------
 Acorda Therapeutics *                     173,550      3,811
 Air Methods *                              80,442      3,996
 Alexion Pharmaceuticals *                 187,050     14,034
 Align Technology *                         54,798        914

                                                       Value
                                           Shares      (000)
-------------------------------------------------------------
 Arthrocare * #                             45,890  $   2,205
 Cepheid *                                  30,838        813
 HMS Holdings *                             70,480      2,341
 Hologic *                                 183,520     12,597
 Icon ADR *                                152,810      9,453
 InterMune *                               173,840      2,317
 Kendle International *                    133,510      6,531
 MWI Veterinary Supply *                   109,620      4,385
 Omnicell *                                182,160      4,906
 Parexel International *                   233,427     11,274
 PharmaNet Development Group *             170,130      6,671
 Phase Forward *                            65,120      1,416
 Progenics Pharmaceuticals *                85,750      1,549
 Rigel Pharmaceuticals *                    80,260      2,038
 XenoPort *                                123,170      6,883
                                                    ---------

 Total Health care                                     98,134
                                                    ---------
-------------------------------------------------------------
 INDUSTRIALS  -- 21.5%
-------------------------------------------------------------
 AAR *                                     251,580      9,568
 American Superconductor *                  15,560        425
 Barnes Group                              189,380      6,323
 Bucyrus International, Cl A               177,280     17,620
 CBIZ *                                    563,340      5,526
 Clean Harbors *                            88,970      4,600
 COMSYS IT Partners *                      198,380      3,130
 EnPro Industries *                        158,980      4,873
 Genesee & Wyoming, Cl A *                 107,335      2,594
 Genesis Lease ADR                         262,550      4,925
 Heico #                                   133,480      7,272
 HUB Group, Cl A *                         123,144      3,273
 Hurco *                                    51,143      2,232
 Huron Consulting Group *                   69,280      5,586
 II-VI *                                   130,130      3,976
 Kaman                                     133,890      4,929
 Kenexa *                                  276,900      5,377
 Ladish *                                  197,790      8,543
 LMI Aerospace *                           184,940      4,903
 Middleby *                                151,840     11,634
 Perini *                                   84,130      3,485
 Powell Industries *                        80,360      3,541
 Robbins & Myers                            44,940      3,399
 Titan International                       118,960      3,719
 Triumph Group                             102,740      8,461
                                                    ---------

 Total Industrials                                    139,914
                                                    ---------
-------------------------------------------------------------
 INFORMATION TECHNOLOGY  -- 11.8%
-------------------------------------------------------------
 Actuate *                                 864,320      6,716
 Advanced Analogic Technologies *          393,590      4,440
 Anadigics *                               342,010      3,957
 Ansys *                                   276,860     11,479
 BluePhoenix Solutions *                   162,420      2,943

-------------------------------------------------------------
SCHEDULE OF INVESTMENTS
TURNER EMERGING GROWTH FUND
December 31, 2007 (Unaudited)

                                                       Value
                                           Shares      (000)
-------------------------------------------------------------
 Chordiant Software *                       50,690  $     433
 comScore *                                134,950      4,403
 Comtech Group *                           190,650      3,071
 Comtech Telecommunications *              100,365      5,421
 Cybersource *                             250,236      4,447
 Diodes *                                  106,997      3,217
 Emcore *                                  154,740      2,368
 EPIQ Systems *                            101,010      1,759
 Interactive Intelligence *                 51,814      1,365
 Network Equipment Technologies *          279,530      2,354
 Rofin-Sinar Technologies *                 93,160      4,482
 ShoreTel *                                176,320      2,463
 SPSS *                                     86,170      3,094
 Stratasys *                               216,920      5,605
 TheStreet.com                             152,940      2,435
                                                    ---------

 Total Information technology                          76,452
                                                    ---------
-------------------------------------------------------------
 MATERIALS  -- 6.4%
-------------------------------------------------------------
 Buckeye Technologies *                    113,230      1,415
 LSB Industries *                          132,260      3,732
 RTI International Metals *                167,097     11,518
 Terra Industries *                        464,740     22,196
 Zoltek *                                   65,100      2,791
                                                    ---------

 Total Materials                                       41,652
                                                    ---------
-------------------------------------------------------------
 TELECOMMUNICATION SERVICES  -- 1.7%
-------------------------------------------------------------
 NTELOS Holdings                           190,350      5,651
 PAETEC Holding *                          575,050      5,607
                                                    ---------

 Total Telecommunication services                      11,258
                                                    ---------
-------------------------------------------------------------
 UTILITIES  -- 0.2%
-------------------------------------------------------------
 Artesian Resources, Cl A                   57,705      1,090
                                                    ---------

 Total Utilities                                        1,090
                                                    ---------
-------------------------------------------------------------

 TOTAL COMMON STOCK
    (COST $367,330)                                   548,746
=============================================================
-------------------------------------------------------------
 REGISTERED INVESTMENT
 COMPANY -- 1.2%
-------------------------------------------------------------
 iShares Russell 2000 Growth
    Index Fund                              94,150      7,859
-------------------------------------------------------------

 TOTAL REGISTERED INVESTMENT COMPANY
    (COST $7,398)                                       7,859
=============================================================

-------------------------------------------------------------
 CASH EQUIVALENT -- 14.1%
-------------------------------------------------------------
 BlackRock TempCash Fund
  Institutional Shares, 4.800% **      91,739,988      91,740

-------------------------------------------------------------

 TOTAL CASH EQUIVALENT
    (COST $91,740)                                     91,740
=============================================================

                                                       Value
                                           Shares      (000)
-------------------------------------------------------------
 SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED
    SECURITIES -- 1.0%
-------------------------------------------------------------
 Boston Global Investment Trust--
    Enhanced Portfolio (1)               6,873,500  $   6,874
-------------------------------------------------------------

 TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES                    6,874
    (COST $6,874)
=============================================================
-------------------------------------------------------------
 TOTAL INVESTMENTS  -- 100.7%
    (COST $473,342)+                                $ 655,219
=============================================================
Percentages are based on Net Assets of $650,376.***


*        Non-income producing security.
**       Rate shown is the 7-day effective yield as of December 31, 2007.
***      Numbers have been rounded to the nearest thousand.
# Security fully or partially on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 was $6,713,176.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Enhanced Portfolio, a pooled nvestment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
 ADR -- American Depositary Receipt
 Cl -- Class

+ At December 31, 2007, the tax basis cost of the Fund's investments was $473,455, and the unrealized appreciation and depreciation were $200,270 and $(18,506), respectively.***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

-------------------------------------------------------------
SCHEDULE OF INVESTMENTS
TURNER INTERNATIONAL CORE GROWTH FUND
December 31, 2007 (Unaudited)

                                                       Value
                                           Shares      (000)
-------------------------------------------------------------
 COMMON STOCK -- 96.3%
-------------------------------------------------------------
 CONSUMER DISCRETIONARY  -- 11.6%
-------------------------------------------------------------
 Daimler ^                                     568  $      55
 Esprit Holdings ^                           3,397         50
 Focus Media Holding ADR *                     790         45
 Gafisa                                      2,140         40
 Geox ^                                      2,440         49
 Hennes & Mauritz, Cl B ^                      550         33
 LVMH Moet Hennessy Louis Vuitton ^            408         49
 Magna International, Cl A                     554         45
 Parkson Retail Group ^                      4,600         55
 Swatch Group ^                                210         63
                                                    ---------

 Total Consumer discretionary                             484
                                                    ---------
-------------------------------------------------------------
 CONSUMER STAPLES  -- 12.4%
-------------------------------------------------------------
 Beiersdorf ^                                  688         53
 British American Tobacco ^                  1,630         64
 Coca Cola Hellenic Bottling ^               1,320         57
 Coca-Cola Femsa                            11,070         54
 Diageo ^                                    2,420         52
 L'Oreal ^                                     451         64
 Nestle ^                                      145         67
 Reckitt Benckiser Group ^                   1,047         61
 Shiseido ^                                  2,000         47
                                                    ---------

 Total Consumer staples                                   519
                                                    ---------
-------------------------------------------------------------
 ENERGY  -- 2.7%
-------------------------------------------------------------
 BG Group ^                                  3,360         77
 Petroleo Brasileiro                           630         37
                                                    ---------

 Total Energy                                             114
                                                    ---------
-------------------------------------------------------------
 FINANCIALS  -- 10.6%
-------------------------------------------------------------
 Arch Capital Group *                          580         41
 Bolsa de Mercadorias e Futuros *            5,498         77
 Deutsche Boerse ^                             300         59
 Julius Baer Holding ^                         553         45
 Singapore Exchange ^                        3,747         34
 Standard Bank Group ^                       3,751         55
 Standard Chartered ^                        1,308         48
 Sumitomo Mitsui Financial Group ^               6         45
 Unibanco - Uniao de Bancos Brasileiros      2,891         40
                                                    ---------

 Total Financials                                         444
                                                    ---------
-------------------------------------------------------------
 HEALTH CARE  -- 7.3%
-------------------------------------------------------------
 Alcon                                         440         63
 CSL ^                                       2,560         81
 Novo Nordisk, Cl B ^                          860         56
 Shire ^                                     1,890         44
 Teva Pharmaceutical Industries ADR          1,340         62
                                                    ---------

 Total Health care                                        306
                                                    ---------
-------------------------------------------------------------
 INDUSTRIALS  -- 17.0%
-------------------------------------------------------------
 ABB ^                                       2,500         72


                                                       Value
                                           Shares      (000)
-------------------------------------------------------------
 Alstom ^                                      360  $      77
 CNH Global                                  1,070         71
 Grupo Aeroportuario del Pacifico ADR          870         39
 JA Solar Holdings ADR *                       980         68
 Koninklijke Philips Electronics ^           1,057         45
 Kuehne & Nagel International ^                615         59
 McDermott International *                   1,090         64
 Rolls-Royce Group ^                         7,410         80
 Siemens ^                                     450         72
 Vestas Wind Systems * ^                       589         64
                                                    ---------

 Total Industrials                                        711
                                                    ---------
-------------------------------------------------------------
 INFORMATION TECHNOLOGY  -- 9.6%
-------------------------------------------------------------
 ASML Holding ^                              1,721         54
 AU Optronics ^                             29,833         58
 High Tech Computer ^                        3,000         55
 Logitech International * ^                  1,303         47
 Nintendo ^                                    117         69
 Nokia ^                                     2,050         79
 Seagate Technology                          1,510         38
 Siliconware Precision Industries ^            621          1
                                                    ---------

 Total Information technology                             401
                                                    ---------
-------------------------------------------------------------
 MATERIALS  -- 17.0%
-------------------------------------------------------------
 Agnico-Eagle Mines                          1,370         75
 Akzo Nobel ^                                  719         58
 ArcelorMittal                                 990         77
 Bayer ^                                     1,069         98
 Cia Vale do Rio Doce ADR                    2,280         74
 First Quantum Minerals                        692         59
 Potash Corp. of Saskatchewan                  824        119
 Syngenta ^                                    310         79
 Wacker Chemie ^                               260         74
                                                    ---------

 Total Materials                                          713
                                                    ---------
-------------------------------------------------------------
 TELECOMMUNICATION SERVICES  -- 3.5%
-------------------------------------------------------------
 Millicom International Cellular *             530         62
 Vimpel-Communications ADR                   1,960         82
                                                    ---------

 Total Telecommunication services                         144
                                                    ---------
-------------------------------------------------------------
 UTILITIES  -- 4.6%
-------------------------------------------------------------
 Iberdrola Renovables *                      5,833         47
 International Power ^                       8,224         74
 Veolia Environnement ^                        774         70
                                                    ---------

 Total Utilities                                          191
                                                    ---------
-------------------------------------------------------------

 TOTAL COMMON STOCK
    (COST $3,604)                                       4,027
=============================================================

-------------------------------------------------------------
SCHEDULE OF INVESTMENTS
TURNER INTERNATIONAL CORE GROWTH FUND
December 31, 2007 (Unaudited)

                                                       Value
                                           Shares      (000)
-------------------------------------------------------------
 PREFERRED STOCK -- 1.0%
-------------------------------------------------------------
 TELECOMMUNICATION SERVICES  -- 1.0%
-------------------------------------------------------------
 Brasil Telecom Participacoes                2,990       $ 44

 Total Telecommunication services                          44
                                                    ---------
-------------------------------------------------------------

 TOTAL PREFERRED STOCK
    (COST $41)                                             44
=============================================================
-------------------------------------------------------------
 CASH EQUIVALENT -- 12.4%
-------------------------------------------------------------
 BlackRock TempCash Fund
  Institutional Shares, 4.800% **          516,322        516
-------------------------------------------------------------

 TOTAL CASH EQUIVALENT
    (COST $516)                                           516
=============================================================
-------------------------------------------------------------
 TOTAL INVESTMENTS -- 109.7%
    (COST $4,161)+                                  $   4,587
=============================================================
Percentages are based on Net Assets of $4,181.***

*        Non-income producing security.
**       Rate shown is the 7-day effective yield as of December 31, 2007.
***      Numbers have been rounded to the nearest thousand.
^ Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. As of December 31, 2007, the total market value of these securities was $2,648, representing 63.3% of net assets.***
ADR-- American Depositary Receipt
Cl -- Class

+ At December 31, 2007, the tax basis cost of the Fund's investments was $4,161, and the unrealized appreciation and depreciation were $459 and $(33), respectively.***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

-------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH FUND
December 31, 2007 (Unaudited)

                                                       Value
                                           Shares      (000)
-------------------------------------------------------------
 COMMON STOCK -- 99.3%++
-------------------------------------------------------------
 CONSUMER DISCRETIONARY  -- 8.3%
-------------------------------------------------------------
 Amazon.com *                               10,070  $     933
 Apollo Group, Cl A *                        7,280        511
 GameStop, Cl A *                            7,630        474
 Johnson Controls                           17,770        640
 Las Vegas Sands *                           5,760        593
 Yum! Brands                                12,690        486
                                                         ----

 Total Consumer discretionary                           3,637
                                                    ---------
-------------------------------------------------------------
 CONSUMER STAPLES  -- 10.7%
-------------------------------------------------------------
 Archer-Daniels-Midland                     10,720        498
 Bunge                                       6,020        701
 Coca-Cola                                  23,710      1,455
 Colgate-Palmolive                           5,880        458
 PepsiCo                                    20,440      1,551
                                                    ---------

 Total Consumer staples                                 4,663
                                                    ---------
-------------------------------------------------------------
 ENERGY  -- 5.7%
-------------------------------------------------------------
 National Oilwell Varco *                   10,180        748
 Peabody Energy                              7,120        439
 Petroleo Brasileiro ADR                     4,520        521
 XTO Energy                                 15,332        787
                                                    ---------

 Total Energy                                           2,495
                                                    ---------
-------------------------------------------------------------
 FINANCIALS  -- 7.4%
-------------------------------------------------------------
 Aflac                                      11,720        734
 BlackRock, Cl A                             1,890        410
 CME Group                                   1,130        775
 Goldman Sachs Group                         3,620        779
 T. Rowe Price Group                         8,480        516
                                                    ---------

 Total Financials                                       3,214
                                                    ---------
-------------------------------------------------------------
 HEALTH CARE  -- 17.3%
-------------------------------------------------------------
 Alcon                                       2,930        419
 Allergan                                   10,810        695
 Baxter International                       14,580        846
 Genzyme *                                   6,090        453
 Gilead Sciences *                          28,910      1,330
 Medco Health Solutions *                    8,870        900
 Merck                                      24,490      1,423
 Shire ADR                                   9,160        632
 Thermo Fisher Scientific *                 14,460        834
                                                    ---------

 Total Health care                                      7,532
                                                    ---------
-------------------------------------------------------------
 INDUSTRIALS  -- 11.0%
-------------------------------------------------------------
 ABB ADR                                    29,360        846
 Deere                                      10,740      1,000
 Expeditors International Washington        14,690        656
 First Solar *                               2,480        663
 McDermott International *                   7,460        440

                                                       Value
                                           Shares      (000)
-------------------------------------------------------------
 Textron                                    16,870  $   1,203
                                                    ---------

 Total Industrials                                      4,808
                                                    ---------
-------------------------------------------------------------
 INFORMATION TECHNOLOGY  -- 35.7%
-------------------------------------------------------------
 Apple *                                    11,400      2,258
 Applied Materials                          50,540        898
 Cisco Systems *                            73,530      1,990
 Electronic Arts *                           9,360        547
 Google, Cl A *                              3,505      2,424
 Intel                                      84,350      2,249
 Juniper Networks *                         29,050        964
 Microsoft                                  78,970      2,811
 Nintendo ADR                                5,160        386
 Seagate Technology                         25,140        641
 VMware, Cl A *                              4,560        388
                                                    ---------

 Total Information technology                          15,556
                                                    ---------
-------------------------------------------------------------
 MATERIALS  -- 1.9%
-------------------------------------------------------------
 Monsanto                                    7,430        830
                                                    ---------

 Total Materials                                          830
                                                    ---------
-------------------------------------------------------------
 TELECOMMUNICATION SERVICES  -- 1.3%
-------------------------------------------------------------
 Vimpel-Communications ADR                  13,280        552
                                                    ---------

 Total Telecommunication services                         552
                                                    ---------
-------------------------------------------------------------

 TOTAL COMMON STOCK
    (COST $36,805)                                     43,287
=============================================================
-------------------------------------------------------------
 CASH EQUIVALENT -- 2.5%
-------------------------------------------------------------
 BlackRock TempCash Fund
  Institutional Shares, 4.800% **        1,106,984      1,107
-------------------------------------------------------------

 TOTAL CASH EQUIVALENT
    (COST $1,107)                                       1,107
=============================================================
-------------------------------------------------------------

 TOTAL INVESTMENTS  -- 101.8%
    (COST $37,912)+                                 $  44,394
=============================================================
 Percentages are based on Net Assets of $43,615.***

*        Non-income producing security.
**       Rate shown is the 7-day effective yield as of December 31, 2007.
***      Numbers have been rounded to the nearest thousand.
ADR-- American Depositary Receipt
Cl-- Class

+ At December 31, 2007, the tax basis cost of the Fund's investments was $37,944, and the unrealized appreciation and depreciation were $7,024 and $(574), respectively.***
++ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

-------------------------------------------------------------
SCHEDULE OF INVESTMENTS
TURNER LARGE CAP VALUE FUND
December 31, 2007 (Unaudited)

                                                       Value
                                           Shares      (000)
-------------------------------------------------------------
 COMMON STOCK -- 98.3%++
-------------------------------------------------------------
 CONSUMER DISCRETIONARY  -- 5.1%
-------------------------------------------------------------
 DIRECTV Group *                               220  $       5
 GameStop, Cl A *                              110          7
 IAC *                                         160          4
 Johnson Controls                              170          6
 McDonald's                                    110          7
 News, Cl A                                    240          5
 Walt Disney                                   260          8
                                                    ---------

 Total Consumer discretionary                              42
                                                    ---------
 ------------------------------------------------------------
 CONSUMER STAPLES  -- 10.5%
-------------------------------------------------------------
 Altria Group                                  140         11
 Anheuser-Busch                                 80          4
 Brown-Forman, Cl B                            130         10
 Clorox                                        110          7
 Coca-Cola                                     120          7
 Colgate-Palmolive                              60          5
 Costco Wholesale                              120          8
 Procter & Gamble                              220         16
 Reynolds American                             150         10
 Sara Lee                                      280          4
 Wal-Mart Stores                               100          5
                                                    ---------

 Total Consumer staples                                    87
                                                    ---------
-------------------------------------------------------------
 ENERGY  -- 16.0%
-------------------------------------------------------------
 Apache                                         60          6
 Chevron                                       300         28
 ConocoPhillips                                 80          7
 Devon Energy                                  100          9
 Exxon Mobil                                   600         56
 Marathon Oil                                   80          5
 Murphy Oil                                     90          8
 National Oilwell Varco *                       80          6
 Occidental Petroleum                          100          8
                                                    ---------

 Total Energy                                             133
                                                    ---------
-------------------------------------------------------------
 FINANCIALS  -- 25.2%
-------------------------------------------------------------
 Aflac                                         200         13
 American International Group                  190         11
 Ameriprise Financial                          120          7
 AON                                           130          6
 Bank of America                               340         14
 BlackRock, Cl A                                50         11
 BOK Financial                                 210         11
 Citigroup                                     180          5
 Fortress Investment Group, Cl A               330          5
 HCC Insurance Holdings                        290          8
 Invesco                                       250          8
 JPMorgan Chase                                340         15
 Legg Mason                                    120          9
 Northern Trust                                160         12

                                                       Value
                                           Shares      (000)
-------------------------------------------------------------
 Principal Financial Group                     160  $      11
 Prudential Financial                          100          9
 Raymond James Financial                       220          7
 State Street                                  150         12
 TD Ameritrade Holding *                       320          7
 Travelers                                     190         10
 Unum Group                                    330          8
 Wells Fargo                                   340         10
                                                    ---------

 Total Financials                                         209
                                                    ---------
-------------------------------------------------------------
 HEALTH CARE  -- 7.5%
-------------------------------------------------------------
 Abbott Laboratories                           280         16
 Bristol-Myers Squibb                          430         11
 Medco Health Solutions *                       80          8
 Quest Diagnostics                             160          9
 Shire ADR                                     100          7
 Thermo Fisher Scientific *                    210         12
                                                    ---------

 Total Health care                                         63
                                                    ---------
-------------------------------------------------------------
 INDUSTRIALS  -- 9.8%
-------------------------------------------------------------
 Cummins                                        50          6
 Flowserve                                      90          9
 General Electric                            1,050         39
 Raytheon                                      110          7
 Textron                                       210         15
 Union Pacific                                  50          6
                                                    ---------

 Total Industrials                                         82
                                                    ---------
-------------------------------------------------------------
 INFORMATION TECHNOLOGY  -- 6.6%
-------------------------------------------------------------
 Automatic Data Processing                     180          8
 Fidelity National Information Services        180          7
 Hewitt Associates, Cl A *                     150          6
 MEMC Electronic Materials *                    60          5
 SanDisk *                                     110          4
 Seagate Technology                            150          4
 Texas Instruments                             260          9
 Western Digital *                             160          5
 Western Union                                 300          7
                                                    ---------

 Total Information technology                              55
                                                    ---------
-------------------------------------------------------------
 MATERIALS  -- 4.2%
-------------------------------------------------------------
 Air Products & Chemicals                       80          8
 Celanese, Ser A                               190          8
 Domtar *                                      870          7
 Mosaic *                                      130         12
                                                    ---------

 Total Materials                                           35
                                                    ---------
-------------------------------------------------------------
 TELECOMMUNICATION SERVICES  -- 5.3%
-------------------------------------------------------------
 AT&T                                          780         33
 Verizon Communications                        260         11
                                                    ---------

 Total Telecommunication services                          44
                                                    ---------
-------------------------------------------------------------

-------------------------------------------------------------
SCHEDULE OF INVESTMENTS
TURNER LARGE CAP VALUE FUND
December 31, 2007 (Unaudited)

                                                       Value
                                           Shares      (000)
-------------------------------------------------------------
 UTILITIES  -- 8.1%
-------------------------------------------------------------
 AES *                                         470       $ 10
 Allegheny Energy                              160         10
 Centerpoint Energy                            460          8
 DPL                                           250          7
 Entergy                                        80          9
 Exelon                                         60          5
 NRG Energy *                                  180          8
 Public Service Enterprise Group               100         10
                                                    ---------

 Total Utilities                                           67
                                                    ---------
-------------------------------------------------------------

 TOTAL COMMON STOCK
    (COST $758)                                           817
=============================================================
-------------------------------------------------------------
 CASH EQUIVALENT -- 1.1%
-------------------------------------------------------------
 BlackRock TempCash Fund
  Institutional Shares, 4.800% **            9,442          9
-------------------------------------------------------------

 TOTAL CASH EQUIVALENT
    (COST $9)                                               9
=============================================================
-------------------------------------------------------------
 TOTAL INVESTMENTS  -- 99.4%
    (COST $767)+                                    $     826
=============================================================
Percentages are based on Net Assets of $831.***

*        Non-income producing security.
**       Rate shown is the 7-day effective yield as of December 31, 2007.
***      Numbers have been rounded to the nearest thousand.
ADR -- American Depositary Receipt
Cl -- Class
Ser -- Series

+ At December 31, 2007, the tax basis cost of the Fund's investments was $767, and the unrealized appreciation and depreciation were $84 and $(25), respectively.***
++ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

-------------------------------------------------------------
SCHEDULE OF INVESTMENTS
TURNER MIDCAP EQUITY FUND
December 31, 2007 (Unaudited)

                                                       Value
                                           Shares      (000)
-------------------------------------------------------------
 COMMON STOCK -- 98.2%
-------------------------------------------------------------
 CONSUMER DISCRETIONARY  -- 7.3%
-------------------------------------------------------------
 Goodyear Tire & Rubber *                      155  $       4
 Hanesbrands *                                 270          7
 Jarden *                                      130          3
 O'Reilly Automotive *                         125          4
 PetSmart                                      200          5
 Saks *                                        195          4
 Sally Beauty Holdings *                       880          8
 WABCO Holdings                                 80          4
                                                    ---------

 Total Consumer discretionary                              39
                                                    ---------
-------------------------------------------------------------
 CONSUMER STAPLES  -- 5.9%
-------------------------------------------------------------
 Church & Dwight                               140          8
 Molson Coors Brewing, Cl B                    175          9
 PepsiAmericas                                 280          9
 Whole Foods Market                            145          6
                                                    ---------

 Total Consumer staples                                    32
                                                    ---------
-------------------------------------------------------------
 ENERGY  -- 7.6%
-------------------------------------------------------------
 Cameron International *                       160          8
 Exterran Holdings *                            80          6
 FMC Technologies *                            140          8
 Helix Energy Solutions Group *                190          8
 Range Resources                               215         11
                                                    ---------

 Total Energy                                              41
                                                    ---------
-------------------------------------------------------------
 FINANCIALS  -- 13.6%
-------------------------------------------------------------
 Alexandria Real Estate Equities                55          6
 Arch Capital Group *                          140         10
 Everest Re Group                               90          9
 Hanover Insurance Group                       140          6
 IntercontinentalExchange *                     55         11
 Markel *                                       20         10
 NASDAQ Stock Market *                         200         10
 Nymex Holdings                                 40          5
 Rayonier                                      150          7
                                                    ---------

 Total Financials                                          74
                                                    ---------
-------------------------------------------------------------
 HEALTH CARE  -- 7.4%
-------------------------------------------------------------
 Cephalon *                                     85          6
 Charles River Laboratories
    International *                            130          9
 Cubist Pharmaceuticals *                      290          6
 Henry Schein *                                 90          5
 Pediatrix Medical Group *                     130          9
 Respironics *                                  80          5
                                                    ---------

 Total Health care                                         40
                                                    ---------
-------------------------------------------------------------
 INDUSTRIALS  -- 20.7%
-------------------------------------------------------------
 Alliant Techsystems *                          60          7
 Armstrong World Industries *                  130          5
 Brink's                                       140          8

                                                       Value
                                           Shares      (000)
-------------------------------------------------------------
 Chicago Bridge & Iron GDR, NY
    Shares                                     155  $       9
 Corrections Corp. of America *                270          8
 Covanta Holding *                             420         12
 Curtiss-Wright                                140          7
 FTI Consulting *                              120          7
 Harsco                                        155         10
 Hexcel *                                      220          5
 Lincoln Electric Holdings                      80          6
 Manitowoc                                     195         10
 Republic Services, Cl A                       305         10
 Roper Industries                              130          8
                                                    ---------

 Total Industrials                                        112
                                                    ---------

-------------------------------------------------------------
 INFORMATION TECHNOLOGY  -- 19.1%
-------------------------------------------------------------
 Amphenol, Cl A                                270         13
 BMC Software *                                230          8
 Convergys *                                   330          5
 Factset Research Systems                       70          4
 Global Payments                               160          8
 Harris                                        150          9
 Hewitt Associates, Cl A *                     225          9
 Intersil, Cl A                                205          5
 McAfee *                                      255         10
 Novell *                                      780          5
 ON Semiconductor *                            660          6
 Sina *                                        100          4
 Tech Data *                                   185          7
 Trimble Navigation *                          125          4
 Verigy *                                      260          7
                                                    ---------

 Total Information technology                             104
                                                    ---------
-------------------------------------------------------------
 MATERIALS  -- 7.4%
-------------------------------------------------------------
 AbitibiBowater                                140          3
 Carpenter Technology                          120          9
 Celanese, Ser A                               205          9
 International Flavors & Fragrances            115          5
 Nalco Holding                                 235          6
 Sigma-Aldrich                                 155          8
                                                    ---------

 Total Materials                                           40
                                                    ---------
-------------------------------------------------------------
 TELECOMMUNICATION SERVICES  -- 3.5%
-------------------------------------------------------------
 NII Holdings *                                 50          2
 SBA Communications, Cl A *                    280         10
 Telephone & Data Systems                      115          7
                                                    ---------

 Total Telecommunication services                          19
                                                    ---------
-------------------------------------------------------------
 UTILITIES  -- 5.7%
-------------------------------------------------------------
 Allegheny Energy                              160         10
 MDU Resources Group                           205          6
 National Fuel Gas                             180          8

-------------------------------------------------------------
SCHEDULE OF INVESTMENTS
TURNER MIDCAP EQUITY FUND
December 31, 2007 (Unaudited)

                                                       Value
                                           Shares      (000)
-------------------------------------------------------------
 NSTAR                                         190  $       7
                                                    ---------

 Total Utilities                                           31
                                                    ---------
-------------------------------------------------------------

 TOTAL COMMON STOCK
    (COST $502)                                           532
=============================================================
-------------------------------------------------------------
 CASH EQUIVALENT -- 3.9%
-------------------------------------------------------------
 BlackRock TempCash Fund
  Institutional Shares, 4.800% **           20,874         21
-------------------------------------------------------------

 TOTAL CASH EQUIVALENT
    (COST $21)                                             21
=============================================================
-------------------------------------------------------------
 TOTAL INVESTMENTS  -- 102.1%
    (COST $523)+                                    $     553
=============================================================
 Percentages are based on Net Assets of $542.***

*        Non-income producing security.
**       Rate shown is the 7-day effective yield as of December 31, 2007.
***      Numbers have been rounded to the nearest thousand.

Cl-- Class
GDR-- Global Depositary Reciept
NY-- New York
Ser-- Series

+ At December 31, 2007, the tax basis cost of the Fund's investments was $524, and the unrealized appreciation and depreciation were $52 and $(23), respectively.***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

-------------------------------------------------------------
SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
December 31, 2007 (Unaudited)

                                                       Value
                                           Shares      (000)
-------------------------------------------------------------
 COMMON STOCK -- 99.1%
-------------------------------------------------------------
 CONSUMER DISCRETIONARY  -- 11.7%
-------------------------------------------------------------
 Apollo Group, Cl A *                      271,560  $  19,050
 Central European Media
    Enterprises, Cl A *                     93,632     10,859
 Focus Media Holding ADR *                 224,982     12,781
 GameStop, Cl A *                          382,550     23,760
 Guess ?                                   412,447     15,628
 Melco PBL Entertainment
    Macau ADR *                            649,920      7,513
 priceline.com *                            72,790      8,361
 Under Armour, Cl A *                      230,965     10,086
 Urban Outfitters *                        268,300      7,314
 WMS Industries *                          432,105     15,832
 Wynn Resorts                              124,507     13,961
 Yum! Brands                               538,795     20,620
                                                   ----------

 Total Consumer discretionary                         165,765
                                                   ----------
-------------------------------------------------------------
 CONSUMER STAPLES  -- 4.1%
-------------------------------------------------------------
 Bunge                                     105,180     12,244
 HJ Heinz                                  262,150     12,237
 Molson Coors Brewing, Cl B                168,240      8,685
 Pepsi Bottling Group                      245,546      9,689
 WM Wrigley Jr.                            262,260     15,355
                                                   ----------

 Total Consumer staples                                58,210
                                                   ----------
-------------------------------------------------------------
 ENERGY  -- 12.0%
-------------------------------------------------------------
 Consol Energy                             167,220     11,960
 Diamond Offshore Drilling                 142,700     20,263
 Exterran Holdings *                       132,660     10,852
 National Oilwell Varco *                  269,270     19,781
 Quicksilver Resources *                   288,880     17,214
 Range Resources                           486,385     24,981
 Southwestern Energy *                     264,150     14,718
 Tidewater                                 176,730      9,695
 Weatherford International *               318,650     21,859
 Williams                                  512,590     18,341
                                                   ----------

 Total Energy                                         169,664
                                                   ----------
-------------------------------------------------------------
 FINANCIALS  -- 8.5%
-------------------------------------------------------------
 Affiliated Managers Group *                79,050      9,285
 AON                                       234,080     11,163
 BlackRock, Cl A                            52,770     11,441
 IntercontinentalExchange *                121,660     23,420
 Northern Trust                            217,326     16,643
 Nymex Holdings                            151,320     20,218
 T. Rowe Price Group                       456,802     27,810
                                                   ----------

 Total Financials                                     119,980
                                                   ----------
-------------------------------------------------------------
 HEALTH CARE  -- 11.8%
-------------------------------------------------------------
 Alexion Pharmaceuticals *                 186,070     13,961
 Allergan                                  321,420     20,648

                                                       Value
                                           Shares      (000)
-------------------------------------------------------------
 BioMarin Pharmaceutical *                 334,833  $  11,853
 Charles River Laboratories
    International *                        172,530     11,352
 Dentsply International                    242,950     10,937
 Express Scripts *                         291,930     21,311
 Henry Schein *                            178,809     10,979
 Hologic *                                 137,600      9,445
 Intuitive Surgical *                       54,330     17,630
 Inverness Medical Innovations *           132,640      7,452
 Shire ADR                                 196,850     13,573
 United Therapeutics *                     104,650     10,219
 Waters *                                   89,220      7,055
                                                   ----------

 Total Health care                                    166,415
                                                   ----------
-------------------------------------------------------------
 INDUSTRIALS  -- 18.0%
-------------------------------------------------------------
 AGCO *                                    285,570     19,413
 Ametek                                    374,410     17,537
 BE Aerospace *                            228,493     12,087
 C.H. Robinson Worldwide                   270,192     14,623
 Covanta Holding *                         256,330      7,090
 Expeditors International Washington       289,210     12,922
 First Solar *                              89,880     24,011
 Flowserve                                 198,310     19,077
 FTI Consulting *                          176,470     10,878
 Harsco                                    259,660     16,636
 Manitowoc                                 234,920     11,471
 McDermott International *                 232,750     13,739
 Precision Castparts                       138,400     19,196
 Roper Industries                          220,030     13,761
 Shaw Group *                              190,300     11,502
 SPX                                       117,300     12,064
 Stericycle *                              205,030     12,179
 Waste Connections *                       210,450      6,503
                                                   ----------

 Total Industrials                                    254,689
                                                   ----------
-------------------------------------------------------------
 INFORMATION TECHNOLOGY  -- 22.7%
-------------------------------------------------------------
 Activision *                              427,630     12,701
 Atheros Communications *                  328,586     10,035
 Cavium Networks *                         361,649      8,325
 Citrix Systems *                          469,370     17,841
 Cypress Semiconductor *                   261,880      9,435
 Dolby Laboratories, Cl A *                292,670     14,552
 Electronic Arts *                         335,930     19,622
 Equinix *                                  79,040      7,989
 Foundry Networks *                        504,756      8,843
 Juniper Networks *                        614,935     20,416
 Mastercard, Cl A                          105,520     22,708
 McAfee *                                  186,730      7,002
 MEMC Electronic Materials *               268,330     23,744
 Nuance Communications *                   380,200      7,102
 Nvidia *                                  467,400     15,901

-------------------------------------------------------------
SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
December 31, 2007 (Unaudited)

                                                       Value
                                           Shares      (000)
-------------------------------------------------------------
 Omniture *                                319,940  $  10,651
 Salesforce.com *                          247,170     15,495
 Seagate Technology                        594,070     15,149
 Sigma Designs *                            95,300      5,261
 Silicon Laboratories *                    196,580      7,358
 Sina *                                    177,160      7,850
 Varian Semiconductor Equipment
    Associates *                           472,040     17,465
 VeriSign *                                633,724     23,834
 VistaPrint *                              275,860     11,821
                                                   ----------

 Total Information technology                         321,100
                                                   ----------
-------------------------------------------------------------
 MATERIALS  -- 5.3%
-------------------------------------------------------------
 Air Products & Chemicals                  194,680     19,201
 Mosaic *                                  185,020     17,455
 Owens-Illinois *                          529,860     26,228
 Steel Dynamics                            202,520     12,064
                                                   ----------

 Total Materials                                       74,948
                                                   ----------
-------------------------------------------------------------
 TELECOMMUNICATION SERVICES  -- 2.0%
-------------------------------------------------------------
 Crown Castle International *              340,040     14,146
 Millicom International Cellular *          50,585      5,966
 SBA Communications, Cl A *                255,870      8,658
                                                   ----------

 Total Telecommunication services                      28,770
                                                   ----------
-------------------------------------------------------------
 UTILITIES  -- 3.0%
-------------------------------------------------------------
 Allegheny Energy                          190,150     12,095
 NRG Energy *                              437,840     18,976
 Questar                                   213,780     11,566
                                                   ----------

 Total Utilities                                       42,637
                                                   ----------
-------------------------------------------------------------

 TOTAL COMMON STOCK
    (COST $1,072,969)                               1,402,178
=============================================================

                                                       Value
                                           Shares      (000)
-------------------------------------------------------------
 CASH EQUIVALENT -- 3.9%
-------------------------------------------------------------
 BlackRock TempCash Fund
  Institutional Shares, 4.800% **       54,697,985 $   54,698
-------------------------------------------------------------

 TOTAL CASH EQUIVALENT
    (COST $54,698)                                     54,698
=============================================================
-------------------------------------------------------------
 TOTAL INVESTMENTS  -- 103.0%
    (COST $1,127,667)+                             $1,456,876
=============================================================
Percentages are based on Net Assets of $1,414,001.***

*        Non-income producing security.
**       Rate shown is the 7-day effective yield as of December 31, 2007.
***      Numbers have been rounded to the nearest thousand.

ADR-- American Depositary Receipt
Cl-- Class

+ At December 31, 2007, the tax basis cost of the Fund's investments was $1,128,059, and the unrealized appreciation and depreciation were $345,664 and $(16,847), respectively.***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

-------------------------------------------------------------
SCHEDULE OF INVESTMENTS
TURNER NEW ENTERPRISE FUND
December 31, 2007 (Unaudited)

                                                        Value
                                            Shares      (000)
-------------------------------------------------------------
 COMMON STOCK -- 98.3%++
-------------------------------------------------------------
 CONSUMER DISCRETIONARY  -- 10.8%
-------------------------------------------------------------

 Amazon.com *                               17,760  $   1,645
 Central European Media
    Enterprises, Cl A *                     16,470      1,910
 Focus Media Holding ADR *                  50,750      2,883
 Guess ?                                    65,030      2,464
 Wynn Resorts                               20,340      2,281
                                                    ---------

 Total Consumer discretionary                          11,183
                                                    ---------
-------------------------------------------------------------
 FINANCIALS  -- 8.1%
-------------------------------------------------------------
 CME Group                                   4,160      2,854
 IntercontinentalExchange *                 12,850      2,473
 Nymex Holdings                             23,290      3,112
                                                    ---------

 Total Financials                                       8,439
                                                    ---------
-------------------------------------------------------------
 HEALTH CARE  -- 16.2%
-------------------------------------------------------------
 Alexion Pharmaceuticals *                  28,450      2,135
 BioMarin Pharmaceutical *                  58,279      2,063
 Genzyme *                                  37,160      2,766
 Gilead Sciences *                          79,390      3,653
 KV Pharmaceutical, Cl A *                  57,410      1,638
 Thermo Fisher Scientific *                 37,080      2,139
 United Therapeutics *                      24,120      2,355
                                                    ---------

 Total Health care                                     16,749
                                                    ---------
-------------------------------------------------------------
 INDUSTRIALS  -- 9.7%
-------------------------------------------------------------
 Bucyrus International, Cl A                19,820      1,970
 Deere                                      29,800      2,775
 First Solar *                              10,460      2,794
 Stericycle *                               42,110      2,502
                                                    ---------

 Total Industrials                                     10,041
                                                    ---------
-------------------------------------------------------------
 INFORMATION TECHNOLOGY  -- 49.4%
-------------------------------------------------------------
 Apple *                                    28,190      5,584
 AU Optronics ADR                          132,050      2,535
 Cavium Networks *                          99,380      2,288
 Cisco Systems *                            61,590      1,667
 Citrix Systems *                           71,370      2,713
 Data Domain *                              60,290      1,588
 Dolby Laboratories, Cl A *                 48,260      2,399
 Electronic Arts *                          34,730      2,029
 Equinix *                                  17,360      1,755
 Foundry Networks *                        100,900      1,768
 Google, Cl A *                              7,340      5,075
 Juniper Networks *                         74,420      2,471
 McAfee *                                   54,520      2,044
 Microsoft                                 127,660      4,545
 Omniture *                                 61,510      2,048
 Sigma Designs *                            36,580      2,019
 Silicon Laboratories *                     47,490      1,778
 VeriSign *                                 64,150      2,413

                                                       Value
                                           Shares      (000)
-------------------------------------------------------------
 VistaPrint *                               43,510  $   1,864
 VMware, Cl A *                             29,150      2,477
                                                    ---------

 Total Information technology                          51,060
                                                    ---------

-------------------------------------------------------------
 MATERIALS  -- 4.1%
-------------------------------------------------------------
 Monsanto                                   37,630      4,203
                                                    ---------

 Total Materials                                        4,203
                                                    ---------

-------------------------------------------------------------

 TOTAL COMMON STOCK
    (COST $91,753)                                    101,675
=============================================================
-------------------------------------------------------------
 CASH EQUIVALENT -- 1.3%
-------------------------------------------------------------
 BlackRock TempCash Fund
  Institutional Shares, 4.800% **        1,352,448      1,352
-------------------------------------------------------------
 TOTAL CASH EQUIVALENT
    (COST $1,352)                                       1,352
=============================================================
-------------------------------------------------------------
 TOTAL INVESTMENTS -- 99.6%
    (COST $93,105)+                                 $ 103,027
=============================================================
Percentages are based on Net Assets of $103,424.***

*        Non-income producing security.
**       Rate shown is the 7-day effective yield as of December 31, 2007.
***      Numbers have been rounded to the nearest thousand.

ADR -- American Depositary Receipt
Cl -- Class

+ At December 31, 2007, the tax basis cost of the Fund's investments was $93,193, and the unrealized appreciation and depreciation were $13,133 and $(3,299), respectively.***
++ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

-------------------------------------------------------------
SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
December 31, 2007 (Unaudited)

                                                        Value
                                           Shares       (000)
-------------------------------------------------------------
 COMMON STOCK -- 98.3%
-------------------------------------------------------------
 CONSUMER DISCRETIONARY  -- 7.4%
-------------------------------------------------------------
 American Apparel *                         12,350   $    185
 Bob Evans Farms                            15,030        405
 Bright Horizons Family Solutions *          8,620        298
 Brown Shoe                                 15,990        242
 Callaway Golf                              35,040        611
 Lions Gate Entertainment *                 59,880        564
 Movado Group                               11,970        303
 PEP Boys-Manny Moe & Jack                  31,810        365
 Tupperware Brands                          12,930        427
 Xinhua Finance Media ADR *                 49,350        296
                                                     --------

 Total Consumer discretionary                           3,696
                                                     --------
-------------------------------------------------------------
 CONSUMER STAPLES  -- 4.0%
-------------------------------------------------------------
 BJ's Wholesale Club *                      22,000        744
 Chiquita Brands International *            18,800        346
 Longs Drug Stores                          11,180        526
 Smart Balance *                            33,070        361
                                                     --------

 Total Consumer staples                                 1,977
                                                     --------
-------------------------------------------------------------
 ENERGY  -- 7.1%
-------------------------------------------------------------
 Arena Resources *                          11,330        473
 Bill Barrett *                             12,430        520
 BPZ Resources *                            14,820        166
 Concho Resources *                         12,290        253
 Penn Virginia                              15,330        669
 Petroleum Development *                    12,150        718
 Trico Marine Services *                    19,490        722
                                                     --------

 Total Energy                                           3,521
                                                     --------
-------------------------------------------------------------
 FINANCIALS  -- 13.4%
-------------------------------------------------------------
 BioMed Realty Trust                        20,320        471
 Boston Private Financial Holdings          16,320        442
 FCStone Group *                            19,205        884
 GFI Group *                                 5,190        497
 Interactive Brokers Group, Cl A *          19,970        645
 Investment Technology Group *              13,330        634
 IPC Holdings                               17,000        491
 Potlatch                                   13,120        583
 ProAssurance *                             10,521        578
 Strategic Hotels & Resorts                 31,980        535
 SVB Financial Group *                      11,410        575
 TradeStation Group *                       24,890        354
                                                     --------

 Total Financials                                       6,689
                                                     --------
-------------------------------------------------------------
 HEALTH CARE  -- 13.0%
-------------------------------------------------------------
 Amedisys *                                 13,990        679
 Analogic                                    7,426        503
 BioMarin Pharmaceutical *                  12,720        450
 Cubist Pharmaceuticals *                   22,380        459
 Haemonetics *                               7,170        452

                                                       Value
                                           Shares      (000)
-------------------------------------------------------------
 inVentiv Health *                          10,160  $     314
 Kendle International *                     12,910        631
 Martek Biosciences *                       11,860        351
 Omrix Biopharmaceuticals *                 13,350        464
 Owens & Minor                              12,050        511
 Psychiatric Solutions *                    13,280        432
 Savient Pharmaceuticals *                   9,180        211
 STERIS                                     17,710        511
 Varian *                                    8,190        535
                                                     --------

 Total Health care                                      6,503
                                                     --------
-------------------------------------------------------------
 INDUSTRIALS  -- 16.3%
-------------------------------------------------------------
 AAR *                                      19,480        741
 Atlas Air Worldwide Holdings *              7,930        430
 Barnes Group                               21,500        718
 China Security & Surveillance
    Technology *                            18,590        406
 EnerSys *                                  21,570        538
 FTI Consulting *                            8,330        513
 Huron Consulting Group *                    5,070        409
 Kaydon                                     12,130        662
 Kirby *                                    12,650        588
 Moog, Cl A *                               10,700        490
 RBC Bearings *                             15,510        674
 Regal-Beloit                                8,470        381
 Republic Airways Holdings *                20,890        409
 Teledyne Technologies *                    15,930        850
 Waste Connections *                         9,910        306
                                                     --------

 Total Industrials                                      8,115
                                                     --------
-------------------------------------------------------------
 INFORMATION TECHNOLOGY  -- 21.8%
-------------------------------------------------------------
 Agilysys                                   26,170        396
 Ariba *                                    43,460        484
 Bankrate * #                               10,260        493
 Checkpoint Systems *                       14,290        371
 Comtech Telecommunications *               11,380        615
 DivX *                                     24,430        342
 Electro Scientific Industries *            25,680        510
 FEI *                                      17,780        441
 Interwoven *                               18,400        262
 Microsemi *                                18,860        417
 Nice Systems ADR *                         11,920        409
 Plantronics                                21,230        552
 Plexus *                                   22,910        602
 PMC - Sierra *                             72,310        473
 Progress Software *                        20,960        706
 S1 *                                       52,140        381
 Semtech *                                  27,390        425
 SiRF Technology Holdings *                 10,230        257
 SonicWALL *                                42,600        457
 Take-Two Interactive Software * #          20,430        377

-------------------------------------------------------------
SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
December 31, 2007 (Unaudited)

                                                      Value
                                           Shares      (000)
-------------------------------------------------------------
 Verigy *                                   18,800  $     511
 Wright Express *                           17,570        623
 Zoran *                                    34,470        776
                                                     --------

 Total Information technology                          10,880
                                                     --------
-------------------------------------------------------------
 MATERIALS  -- 10.1%
-------------------------------------------------------------
 Arch Chemicals                              8,460        311
 Calgon Carbon *                            21,750        346
 Coeur d'Alene Mines *                     116,910        577
 Compass Minerals International             17,800        730
 Kaiser Aluminum                             8,110        644
 Koppers Holdings                           13,480        583
 Minerals Technologies                      10,960        734
 PAN American Silver *                      14,670        512
 Zoltek *                                   14,040        602
                                                     --------

 Total Materials                                        5,039
                                                     --------
-------------------------------------------------------------
 TELECOMMUNICATION SERVICES  -- 1.0%

-------------------------------------------------------------
 PAETEC Holding *                           52,770        514
                                                     --------

 Total Telecommunication services                         514
                                                     --------
-------------------------------------------------------------
 UTILITIES  -- 4.2%
-------------------------------------------------------------
 Allete                                     10,560        418
 El Paso Electric *                         23,500        601
 ITC Holdings                               10,000        564
 New Jersey Resources                       10,110        506
                                                     --------

 Total Utilities                                        2,089
                                                     --------
-------------------------------------------------------------

 TOTAL COMMON STOCK
    (COST $45,351)                                     49,023
=============================================================
-------------------------------------------------------------
 SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED
    SECURITIES -- 1.8%
-------------------------------------------------------------
 Boston Global Investment Trust--
    Enhanced Portfolio (1)                 889,000        889
-------------------------------------------------------------

 TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES                      889
    (COST $889)
=============================================================
-------------------------------------------------------------
 TOTAL INVESTMENTS  -- 100.1%
    (COST $46,240)+                                  $ 49,912
=============================================================
Percentages are based on Net Assets of $49,858.**

*        Non-income producing security.
**       Numbers have been rounded to the nearest thousand.
# Security fully or partially on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 was $857,853.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Enhanced Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR -- American Depositary Receipt
Cl -- Class

+ At December 31, 2007, the tax basis cost of the Fund's investments was $46,261, and the unrealized appreciation and depreciation were $5,612 and $(1,961), respectively.**

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

-------------------------------------------------------------
SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
December 31, 2007 (Unaudited)

                                                        Value
                                           Shares       (000)
-------------------------------------------------------------
 COMMON STOCK -- 100.3%
-------------------------------------------------------------
 CONSUMER DISCRETIONARY -- 15.3%
-------------------------------------------------------------
 AirMedia Group ADR *                       92,540  $   2,071
 Chipotle Mexican Grill, Cl A * #           20,820      3,062
 Deckers Outdoor *                          16,220      2,515
 Fossil *                                   50,200      2,107
 GSI Commerce *                             89,110      1,738
 Iconix Brand Group *                       65,020      1,278
 Interactive Data                          129,470      4,274
 J. Crew Group *                            62,540      3,015
 Life Time Fitness *                        55,610      2,763
 LKQ *                                     135,000      2,838
 New Oriental Education & Technology
    Group ADR *                             36,140      2,912
 priceline.com *                            23,010      2,643
 Red Robin Gourmet Burgers *                60,205      1,926
 Sotheby's                                  58,250      2,219
 Strayer Education                          19,780      3,374
 Tempur-Pedic International                 84,360      2,191
 Under Armour, Cl A *                       63,550      2,775
 WMS Industries *                          111,400      4,082
                                                    ---------

 Total Consumer discretionary                          47,783
                                                    ---------
-------------------------------------------------------------
 CONSUMER STAPLES  -- 2.2%
-------------------------------------------------------------
 Central European Distribution *            39,580      2,299
 Chattem *                                  33,890      2,560
 Flowers Foods                              82,835      1,939
                                                       ------

 Total Consumer staples                                 6,798
                                                    ---------
-------------------------------------------------------------
 ENERGY  -- 6.1%
-------------------------------------------------------------
 Arena Resources *                          67,720      2,825
 Concho Resources *                        155,520      3,205
 Core Laboratories *                        25,450      3,174
 Dawson Geophysical *                       21,570      1,542
 Hornbeck Offshore Services *               68,770      3,091
 PetroHawk Energy *                        145,500      2,519
 Willbros Group *                           70,210      2,688
                                                    ---------

 Total Energy                                          19,044
                                                    ---------
-------------------------------------------------------------
 FINANCIALS  -- 6.3%
-------------------------------------------------------------
 DiamondRock Hospitality                   153,680      2,302
 Digital Realty Trust                       98,700      3,787
 Frontier Financial #                       92,450      1,717
 Greenhill                                  57,693      3,835
 Investment Technology Group *              69,170      3,292
 Waddell & Reed Financial, Cl A            125,620      4,534
                                                    ---------

 Total Financials                                      19,467
                                                    ---------
-------------------------------------------------------------
 HEALTH CARE  -- 21.5%
-------------------------------------------------------------
 Alexion Pharmaceuticals *                  82,190      6,167
 AMERIGROUP *                               59,660      2,175
 BioMarin Pharmaceutical *                 154,830      5,481

                                                       Value
                                           Shares      (000)
-------------------------------------------------------------
 Cepheid *                                  78,070  $   2,057
 Chemed                                     34,940      1,953
 Healthways *                               31,060      1,815
 Hologic *                                  63,340      4,348
 Icon ADR *                                 50,974      3,153
 Immucor *                                 116,720      3,967
 InterMune *                                75,030      1,000
 Inverness Medical Innovations *            53,820      3,024
 KV Pharmaceutical, Cl A *                 137,120      3,913
 MGI Pharma *                               71,990      2,918
 NuVasive *                                 70,950      2,804
 Onyx Pharmaceuticals *                     59,000      3,282
 Parexel International *                    87,730      4,237
 Perrigo                                   109,840      3,846
 Progenics Pharmaceuticals *                68,190      1,232
 Rigel Pharmaceuticals *                    40,780      1,035
 TomoTherapy *                              73,430      1,436
 United Therapeutics *                      46,640      4,554
 XenoPort *                                 45,850      2,562
                                                    ---------

 Total Health care                                     66,959
                                                    ---------
-------------------------------------------------------------
 INDUSTRIALS  -- 16.5%
-------------------------------------------------------------
 Actuant, Cl A                             142,980      4,863
 Aecom Technology *                         61,300      1,751
 American Superconductor *                  44,930      1,228
 Bucyrus International, Cl A                39,590      3,935
 FTI Consulting *                           72,600      4,475
 Grupo Aeroportuario del Sureste ADR        33,990      2,081
 Huron Consulting Group *                   47,540      3,833
 JA Solar Holdings ADR *                    60,380      4,215
 Orbital Sciences *                         86,210      2,114
 Orion Energy Systems *                     29,150        544
 Perini *                                   39,450      1,634
 RBC Bearings *                             73,090      3,177
 Robbins & Myers                            45,080      3,409
 TransDigm Group *                          66,020      2,982
 Triumph Group                              39,010      3,213
 Wabtec                                     74,140      2,553
 Waste Connections *                        72,360      2,236
 Woodward Governor                          48,130      3,271
                                                    ---------

 Total Industrials                                     51,514
                                                    ---------
-------------------------------------------------------------
 INFORMATION TECHNOLOGY  -- 24.6%
-------------------------------------------------------------
 Advent Software *                          41,400      2,240
 Ansys *                                    72,880      3,022
 Atheros Communications *                   91,520      2,795
 Brightpoint *                             146,320      2,247
 Cavium Networks *                         109,858      2,529
 comScore *                                 64,250      2,096
 Comtech Group *                           169,030      2,723
 Concur Technologies *                     143,990      5,214

-------------------------------------------------------------
SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
December 31, 2007 (Unaudited)

                                                       Value
                                           Shares      (000)
-------------------------------------------------------------
 Constant Contact * #                       81,650  $   1,755
 Data Domain *                              97,340      2,564
 EMS Technologies *                         54,330      1,643
 Equinix *                                  22,740      2,298
 Flir Systems *                            113,920      3,566
 Formfactor *                               48,980      1,621
 Foundry Networks *                        226,240      3,964
 Informatica *                             121,370      2,187
 Intermec *                                 67,020      1,361
 Jack Henry & Associates                    77,640      1,890
 Mercadolibre GDR *                         12,630        933
 Micros Systems *                           55,310      3,881
 Net 1 UEPS Technologies *                 105,700      3,103
 Nuance Communications *                    80,660      1,507
 Omniture *                                145,807      4,854
 Sigma Designs *                            28,190      1,556
 Silicon Laboratories *                     78,860      2,952
 Synaptics *                                31,720      1,306
 Synchronoss Technologies *                 44,280      1,569
 Take-Two Interactive Software * #         138,540      2,556
 Valueclick *                               92,010      2,015
 VistaPrint *                               78,860      3,379
 Vocus *                                    37,280      1,287
                                                    ---------

 Total Information technology                          76,613
                                                    ---------
-------------------------------------------------------------
 MATERIALS  -- 6.2%
-------------------------------------------------------------
 Century Aluminum *                         61,220      3,302
 CF Industries Holdings                     16,110      1,773
 Greif, Cl A                                40,370      2,639
 H.B. Fuller                                88,410      1,985
 Silgan Holdings                            58,760      3,052
 Terra Industries *                         77,950      3,723
 Zoltek *                                   62,310      2,671
                                                    ---------

 Total Materials                                       19,145
                                                    ---------
-------------------------------------------------------------
 TELECOMMUNICATION SERVICES  -- 1.0%
-------------------------------------------------------------
 Time Warner Telecom, Cl A *               152,150      3,087
                                                    ---------

 Total Telecommunication services                       3,087
                                                    ---------
-------------------------------------------------------------
 UTILITIES  -- 0.6%
-------------------------------------------------------------
 ITC Holdings                               33,700      1,901
                                                    ---------

 Total Utilities                                        1,901
                                                    ---------
-------------------------------------------------------------

 TOTAL COMMON STOCK
    (COST $261,011)                                   312,311
=============================================================
-------------------------------------------------------------
 CASH EQUIVALENT -- 1.2%
-------------------------------------------------------------
 BlackRock TempCash Fund
  Institutional Shares, 4.800% **        3,815,789      3,816
-------------------------------------------------------------

 TOTAL CASH EQUIVALENT
    (COST $3,816)                                       3,816
=============================================================

                                                       Value
                                           Shares      (000)
-------------------------------------------------------------
 SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED
    SECURITIES -- 3.0%
-------------------------------------------------------------
 Boston Global Investment Trust--
    Enhanced Portfolio (1)               9,335,300  $   9,335
-------------------------------------------------------------

 TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES                    9,335
    (COST $9,335)
=============================================================
-------------------------------------------------------------
 TOTAL INVESTMENTS  -- 104.5%
    (COST $274,162)+                                $ 325,462
=============================================================
Percentages are based on Net Assets of $311,485.***

*        Non-income producing security.
**       Rate shown is the 7-day effective yield as of December 31, 2007.
***      Numbers have been rounded to the nearest thousand.
# Security fully or partially on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 was $8,925,979.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Enhanced Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR -- American Depositary Receipt
Cl -- Class
GDR -- Global Depositary Receipt

+ At December 31, 2007, the tax basis cost of the Fund's investments was $274,214, and the unrealized appreciation and depreciation were $63,343 and $(12,095), respectively.***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer, concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Turner Funds


By (Signature and Title)*               /S/ Thomas R. Trala, Jr.
                                        ---------------------------------------
                                        Thomas R. Trala, Jr., President and CEO

Date: February 28, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /S/ Thomas R. Trala, Jr.
                                        ---------------------------------------
                                        Thomas R. Trala, Jr., President and CEO

Date: February 28, 2008


By (Signature and Title)*               /S/ Michael Lawson
                                        ---------------------------------------
                                        Michael Lawson, Controller and CFO

Date: February 28, 2008


* Print the name and title of each signing officer under his or her signature.